EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income for the period	$ 516,000,000	$ (282,000,000)	$ 269,000,000	$ 337,000,000	$ 234,000,000	$ 606,000,000
Dividends on Class A redeemable junior preferred shares	0		(28,000,000)		0	(56,000,000)
Net income (loss)	516,000,000		241,000,000		234,000,000	550,000,000
Non-controlling interests	$ 15,000,000		$ 5,000,000		$ 59,000,000	$ 7,000,000
Earnings per class C share - basic (in dollars per share)	$ 2.44		$ 1.95		$ 0.83	$ 4.85
Weighted average shares – Class C shares (in shares)	203,406,212		119,294,264		202,267,754	110,675,524
Class A exchangeable and Class B shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operations available to common shareholders	$ 4,000,000		$ 3,000,000		$ 8,000,000	$ 6,000,000
Class C shareholder
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operations available to common shareholders	$ 497,000,000		$ 233,000,000		$ 167,000,000	$ 537,000,000